Annual Fund Operating Expenses - Simplify Chinese Commodities Strategy No K-1 ETF - Simplify Chinese Commodities Strategy No K-1 ETF	Jan. 08, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.99%

[1]	Other Expenses are estimated for the Fund’s initial fiscal year.